Issued Capital - Summary of Common Shares Issued and Outstanding (Detail)	3 Months Ended						6 Months Ended
	Jun. 30, 2021 $ / shares shares	Jun. 30, 2021 $ / shares shares	Mar. 31, 2021 $ / shares shares	Jun. 30, 2020 $ / shares shares	Jun. 30, 2020 $ / shares shares	Mar. 31, 2020 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 $ / shares shares
Disclosure of classes of share capital [abstract]
Balance, shares at beginning of period	449,832,574	449,832,574	449,458,394	448,270,578	448,270,578	447,771,433	448,946,246	448,946,246
Share purchase options exercised | $ / shares		$ 28.29	$ 23.24		$ 26.25	$ 24.83		$ 25.98
Restricted share units released | $ / shares		$ 0.00	$ 0.00		$ 0.00	$ 0.00
Dividend reinvestment plan | $ / shares	$ 44.13			$ 23.81			$ 46.10
Share purchase options exercised	31,745	31,745	258,000	486,720	486,720	374,235	195,408	195,408
Restricted share units released	700	700	116,180	3,495	3,495	124,910
Dividend reinvestment plan	406,470	406,470		185,453	185,453		316,740	316,740
Balance, shares at end of period	450,271,489	450,271,489	449,832,574	448,946,246	448,946,246	448,270,578	449,458,394	449,458,394